Subsidiaries	12 Months Ended
Dec. 31, 2019
Subsidiaries [abstract]
Subsidiaries
20	Subsidiaries

The following list contains the particulars of major subsidiaries of the Group, all of which are limited companies established and operated in the PRC.

Company	Registered capital ’000	Percentage of equity directly held by the Company %	Percentage of equity held by the Group %	Percentage of equity held by non-controlling interests %	Principal activities
As at 31 December 2019
Shanghai Petrochemical Investment Development Company Limited	RMB 1,000,000	100.00	100.00	-	Investment management
China Jinshan Associated Trading Corporation	RMB 25,000	67.33	67.33	32.67	Import and export of petrochemical products and equipment
Shanghai Jinchang Engineering Plastics Company Limited	USD 9,154	-	74.25	25.75	Production of polypropylene compound products
Shanghai Golden Phillips Petrochemical Company Limited	USD 50,000	-	100.00	-	Production of polyethylene products
Shanghai Jinshan Trading Corporation	RMB 100,000	-	67.33	32.67	Import and export of petrochemical products

Company	Registered capital ’000	Percentage of equity directly held by the Company %	Percentage of equity held by the Group %	Percentage of equity held by non-controlling interests %	Principal activities
As at 31 December 2018
Shanghai Petrochemical Investment Development Company Limited	RMB 1,000,000	100.00	100.00	-	Investment management
China Jinshan Associated Trading Corporation	RMB 25,000	67.33	67.33	32.67	Import and export of petrochemical products and equipment
Shanghai Jinchang Engineering Plastics Company Limited	USD 9,154	-	74.25	25.75	Production of polypropylene compound products
Shanghai Golden Phillips Petrochemical Company Limited (b)	USD 50,000	-	100.00	-	Production of polyethylene products
Jinyong (a)	RMB 250,000	75.00	75.00	25.00	Production of acrylic fibre products
Shanghai Jinshan Trading Corporation	RMB 100,000	-	67.33	32.67	Import and export of petrochemical products

The total comprehensive income attributable to non-controlling interests for the year ended 31 December 2019 is RMB 11,437 thousands (2018: comprehensive loss amounted RMB 113 thousands, 2017: comprehensive income amounted RMB 10,937 thousands).

(a)

On 23 August 2019, the Group disposed 75% share of Jinyong, a former subsidiary of the Group, due to its bankruptcy and liquidation. The disposal loss amounted RMB 60,951 thousands was included in Other gains – net (Note 9).

2019 RMB’000
Carrying amount of net assets at the date of disposal	54,940
Non-controlling interests derecognized	6,011

Loss on disposal of subsidiary	60,951

The carrying amounts of total assets and liabilities as at the date of disposal were:

As at 23 August 2019 RMB’000
Total assets	141,121
Total liabilities	(86,181)

Net assets	54,940

(b) In July 2018, the Company’s subsidiary, Shanghai Petrochemical Investment Development Company Limited (“Toufa”), reached an agreement with the other investor, Philips Petroleum International Investment Company (“Philips Petroleum”), to acquire the remaining 40% share from Philips Petroleum in Shanghai Golden Phillips Petrochemical Company Limited (“Golden Phillips”), at a cash consideration of RMB 152,800 thousands. The transaction was approved and completed in October 2018. Upon completion, Golden Phillips became a wholly owned subsidiary of Toufa.

2018 RMB’000
Carrying amount of non-controlling interests acquired	162,359
Consideration paid to non-controlling interests	(152,800)

Gains recognized in the transactions with non-controlling interests within equity – other reserves	9,559